ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
13	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31,
	2010	2011
	RMB	RMB

Accrued payroll and employee benefits	58,838	59,778
Other accrued expenses (Note (a))	40,020	19,658
Payable for purchases of property and equipment	4,968	4,720
Deposits received (Note (b))	2,540	2,582
VAT and other taxes payable	24,964	31,383

	131,330	118,121

Notes:

(a)	Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.
(b)	Amounts represent primarily deposits from non-retail customers for purchase of inventory.